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                                     UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ]; Amendment Number: _______________
This Amendment:  (Check only one:):[   ] is a restatement
                                   [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Cascade Investment L.L.C.
Address:  2365 Carillon Point
          Kirkland, WA 98033

Form 13F File number:  28-05149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
Title: Manager
Phone: (425) 803-0720

Signature, Place, and Date of Signing

/s/ Michael Larson            Kirkland, Washington               May 11, 2000
--------------------------    --------------------               ------------
    [Signature]                  [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name

     28-05147                           Michael Larson
     ----------------------             -----------------
     [Repeat as necessary.]